Leases - Summary of Change in Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	$ 476,039
Additions	70,078	$ 54,569	$ 43,514
Property, plant and equipment including right-of-use assets at end of period	537,743	476,039
Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	99,002
Gross lease liabilities, ending balance	104,256	99,002
Buildings and land | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	88,322
Gross lease liabilities, ending balance		88,322
Machinery and equipment
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	10,680
Property, plant and equipment including right-of-use assets at end of period	33,700	10,680
Machinery and equipment | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	10,680
Gross lease liabilities, ending balance		10,680
Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	70,223
Gross lease liabilities, ending balance	56,137	70,223
Acquisition cost | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	172,445	125,271
Additions	70,078	54,569
Cancellations	(41,709)	(8,673)
Remeasurement	(713)
Effect of foreign currency exchange rate differences	(8,301)	1,278
Property, plant and equipment including right-of-use assets at end of period	191,800	172,445	125,271
Acquisition cost | Buildings and land | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	122,613	78,188
Additions	32,184	49,807
Cancellations	(39,609)	(7,958)
Remeasurement	0
Effect of foreign currency exchange rate differences	(6,463)	2,576
Property, plant and equipment including right-of-use assets at end of period	108,725	122,613	78,188
Acquisition cost | Machinery and equipment | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	49,832	47,083
Additions	37,894	4,762
Cancellations	(2,100)	(715)
Remeasurement	(713)
Effect of foreign currency exchange rate differences	(1,838)	(1,298)
Property, plant and equipment including right-of-use assets at end of period	83,075	49,832	47,083
Acquisition cost | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	141,448	113,614
Additions	73,795	47,438
Effect of foreign currency exchange rate differences	(7,925)	5,719
Reclassification from PPE	0	56,899
Reclassification to inventories	(83,246)	(82,222)
Gross lease liabilities, ending balance	124,072	141,448	113,614
Depreciation and impairment | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(73,443)	(30,710)
Cancellations	19,398	4,767
Depreciation expense employee benefits	(2,070)	(1,635)
Impairment loss	(7,152)	(19,361)
Effect of foreign currency exchange rate differences	2,891	(56)
Depreciation expense	(26,323)	(20,766)
Depreciation expense capitalized to inventory	845	5,682
Property, plant and equipment including right-of-use assets at end of period	(87,544)	(73,443)	(30,710)
Depreciation and impairment | Buildings and land | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(34,291)	(18,934)
Cancellations	18,385	4,318
Depreciation expense employee benefits	0	0
Impairment loss	0	0
Effect of foreign currency exchange rate differences	2,517	(565)
Depreciation expense	(24,780)	(19,110)
Depreciation expense capitalized to inventory	0	0
Property, plant and equipment including right-of-use assets at end of period	(38,169)	(34,291)	(18,934)
Depreciation and impairment | Machinery and equipment | Right-of use assets
Reconciliation Of Changes In Leases [Roll Forward]
Property, plant and equipment including right-of-use assets at beginning of period	(39,152)	(11,776)
Cancellations	1,013	449
Depreciation expense employee benefits	(2,070)	(1,635)
Impairment loss	(7,152)	(19,361)
Effect of foreign currency exchange rate differences	374	509
Depreciation expense	(1,543)	(1,656)
Depreciation expense capitalized to inventory	845	5,682
Property, plant and equipment including right-of-use assets at end of period	(49,375)	(39,152)	(11,776)
Depreciation and impairment | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(71,225)	(16,428)
Impairment loss	737	48,754
Effect of foreign currency exchange rate differences	1,554	(1,873)
Depreciation expense	(12,958)	(6,773)
Reclassification from PPE	0	(9,873)
Reclassification to inventories	15,431	12,476
Gross lease liabilities, ending balance	$ (67,935)	$ (71,225)	$ (16,428)